SIMPSON THACHER & BARTLETT LLP

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212-455-3125	VPAGANO@STBLAW.COM

May 12, 2006

VIA DHL AND EDGAR

Re:	Mueller Water Products, Inc.—Registration Statement on Form S-1, File No.: 333-131536 (the "Registration Statement")

Pamela A. Long
Lesli Sheppard
Craig Slivka
Division of Corporation Finance
Securities and Exchange Commission
Mail Stop 7010
100 F Street, N.E.
Washington D.C. 20549

Dear Ms. Long, Ms. Sheppard and Mr. Slivka:

        On behalf of Mueller Water Products, Inc. (the "Registrant"), we are writing to respond to the comments set forth in the comment letter of the staff of the Securities and Exchange Commission (the "Staff") dated May 11, 2006 (the "comment letter") relating to Amendment No. 2 to the Registration Statement, as filed by the Registrant on May 2, 2006. The Registrant has also revised the Registration Statement in response to the Staff's comments and is filing concurrently with this letter Amendment No. 3 to the Registration Statement ("Amendment No. 3"), which reflects these revisions and generally updates financial and other information.

        For your convenience, the numbered paragraphs of this letter correspond to the numbered paragraphs of the comment letter. Page references in the text of this letter correspond to the pages of Amendment No. 3.

General

1.
Please disclose all the omitted information in your document. Please note that we may have additional substantive comments once you have completed the missing information.

  The Registrant has included all the remaining information that the Registrant is not entitled to omit under Rule 430A in, and filed the remaining exhibits with, Amendment No. 3.

Dividend Policy, page 8

2.
Please revise pages eight and 38 to clarify what you mean by "annual rate" in your statement "annual rate equal to            % of the price per share in this offering." It is unclear whether you are referring to an annual rate or a fixed amount intended only for the first full fiscal quarter following completion of the offering. If the intent of your disclosure is to state an amount for a regular quarterly dividend, please demonstrate your ability to pay this regular quarterly dividend.

  The Registrant respectfully advises the Staff that the Registrant's board of directors presently intends to pay regular quarterly dividends at an annual rate equal to approximately $0.07 per share. The Registrant believes that its ability to pay such dividends is demonstrated by the fact that the Registrant's expected cash dividend payment of $7.9 million annually represents approximately 25% of the Registrant's pro forma earnings of $31.0 million for the twelve months ended September 30, 2005. The Registrant believes that its payout ratio of 25% is consistent with that of comparable industrial companies.

  In addition, the Registrant has revised its disclosure on pages 8 and 38 in response to the Staff's comment.

Exhibit 5.1—Legal Opinion

3.
Please revise the opinion to reflect the number of shares, including the over-allotment option, which you will state on your prospectus cover page.

  The Registrant respectfully advises the Staff that the opinion has been revised to reflect the number of shares, including the over-allotment option, stated on the cover page of the Registration Statement.

4.
Please include the file number for your registration statement.

  The Registrant respectfully advises the Staff that the opinion has been revised to include the file number of the Registration Statement.

5.
Please delete assumption (1) in the fourth paragraph and file a clean opinion.

  The Registrant respectfully advises the Staff that the opinion has been (i) revised to delete assumption (1) in the fourth paragraph thereof and (ii) refiled as Exhibit 5.1 to the Registration Statement.

* * * * * * *

        Please call me (212-455-3125) or Igor Fert (212-455-2255) of my firm if you wish to discuss our responses to the comment letter.

Very truly yours,
/s/ VINCENT PAGANO JR. Vincent Pagano Jr.